CAPITAL STOCK AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2023
CAPITAL STOCK AND RESERVES
Summary of share purchase warrant, RSU, PSU, DSU and stock option transactions

	Warrants		RSUs	PSUs	DSUs	Stock Options
		Weighted					Weighted
		Average					Average
	Number	Exercise Price	Number	Number	Number	Number	Exercise Price
Outstanding, December 31, 2021	2,812,500	$10.80	56,074	—	—	5,275,124	$10.18
Granted	—	$—	1,836,766	—	—	399,306	$8.61
Replacement warrants and options pursuant to acquisition of QuestEx (Note 9)	150,691	$14.19	—	—	—	77,158	$9.87
Exercised	(2,812,500)	$10.80	(48,074)	—	—	(479,169)	$5.19
Cancelled	(137,868)	$14.88	(8,945)	—	—	(238,994)	$11.80
Outstanding, December 31, 2022	12,823	$6.77	1,835,821	—	—	5,033,425	$10.44
Granted	—	$—	607,750	770,000	86,257	485,151	$6.80
Exercised	(9,657)	$6.81	(400,776)	—	—	(267,524)	$3.86
Cancelled	(3,166)	$6.57	(197,456)	—	—	(351,134)	$11.80
Outstanding, December 31, 2023	—	$—	1,845,339	770,000	86,257	4,899,918	$10.34
Exercisable, December 31, 2023	—	$—	—	—	—	3,755,055	$10.48

Schedule of incentive stock options, RSU, PSU outstanding and exercisable

			Weighted Average
	Exercise Price		Remaining Life
	($/Share)	Outstanding	(Years)	Exercisable
Stock options	1.00 - 5.00	789,427	1.20	789,427
	5.01 - 10.00	738,359	4.19	115,948
	10.01 - 15.00	3,372,132	2.32	2,849,680
		4,899,918	2.42	3,755,055

Restricted share units		1,845,339	0.85	—

Performance share units		770,000	1.72	—

Schedule of share-based payments expense

	2023	2022
Stock options	$2,697	$6,775
Restricted share units	8,591	4,196
Performance share units	624	—
Deferred share units	75	—
	$11,987	$10,971

Recorded in exploration and evaluation expense	$3,131	$3,584
Recorded in general and administrative expense	8,856	7,387
	$11,987	$10,971

Schedule of weighted average fair value of stock options

	2023	2022
Stock options	$3.33	$4.33
Restricted share units	$8.15	$8.64
Performance share units	$6.04	$—
Deferred share units	$6.09	$—

Schedule of weighted average inputs used

	Warrants		Stock Options
	2023	2022	2023	2022
Expected life (years)	—	0.3	3.5	3.4
Annualized volatility	—	35.00%	59.03%	67.00%
Dividend rate	—	0.00%	0.00%	0.00%
Risk-free interest rate	—	2.74%	4.42%	2.92%